Supplement dated January 1, 2001
to the current Prospectuses
for the following Funds

Delaware American Government Bond Fund
Delaware American Services Fund
Delaware Balanced Fund
Delaware Blue Chip Fund
Delaware Cash Reserve
Delaware Corporate Bond Fund
Delaware Decatur Equity Income Fund
Delaware Delchester Fund
Delaware Devon Fund
Delaware Diversified Growth Fund
Delaware Diversified Value Fund
Delaware Emerging Markets Fund
Delaware Extended Duration Bond Fund
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio
Delaware Foundation Funds Income Portfolio
Delaware Global Bond Fund
Delaware Global Equity Fund
Delaware Growth and Income Fund
Delaware Growth Opportunities Fund
Delaware Growth Stock Fund
Delaware High-Yield Opportunities Fund
Delaware International Equity Fund
Delaware International Small Cap Fund

Delaware Large Cap Growth Fund
Delaware Limited-Term Government Fund
Delaware Mid-Cap Value Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Minnesota Insured Fund
Delaware Montana Municipal Bond Fund
Delaware National High-Yield Municipal Bond Fund
Delaware New Pacific Fund
Delaware Overseas Equity Fund
Delaware REIT Fund
Delaware Research Fund
Delaware Retirement Income Fund
Delaware S&P 500 Index Fund
Delaware Select Growth Fund
Delaware Small Cap Contrarian Fund
Delaware Small Cap Value Fund
Delaware Social Awareness Fund
Delaware Strategic Income Fund
Delaware Tax-Efficient Equity Fund
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund

Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free Iowa Fund
Delaware Tax-Free Kansas Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free Money Fund
Delaware Tax-Free New Jersey Fund
Delaware Tax-Free New Mexico Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free North Dakota Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund
Delaware Tax-Free Wisconsin Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Government Securities Fund
Delaware U.S. Growth Fund

The following amends and supplements the information in the section of the Prospectus entitled "Investment manager and sub-adviser" and "Portfolio managers" under "Who manages the Fund" for Delaware Blue Chip Fund and Delaware Social Awareness Fund:

As of January 1, 2001, Management of Vantage Investment Advisors and Delaware Investments have consolidated Vantage into Delaware. As a result of the consolidation, Vantage no longer serves as sub-adviser to the Fund. The consolidation will not result in any change in the investment professionals providing services to the Fund.

J. Paul Dokas and Timothy G. Connors have primary responsibility for making day-to-day investment decisions for the Fund. In making investment decision for the Fund, Mr. Dokas and Mr. Connors regularly consult with Christopher S. Adams and Robert E. Ginsberg. Mr. Dokas, Mr. Connors, Mr. Adams and Mr. Ginsberg have been members of the Fund's investment team since July 1, 2000.

J. Paul Dokas, Vice President/Senior Portfolio Manager, earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He is a CFA charterholder.

Timothy G. Connors, Vice President/Senior Portfolio Manager, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. Mr. Connors co-manages Structured Products team portfolios with Mr. Dokas. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA charterholder and a member of the Association for Investment Management and Research.

Christopher S. Adams, Vice President/Senior Equity Analyst, holds both bachelor's and master's degrees in history and economics from Oxford University, England and received his MBA with dual majors in finance and insurance/risk management from the Wharton School of the University of Pennsylvania. Mr. Adams is an equity analyst with the Structured Products team. He joined Delaware in 1995 as a member of the Strategic Planning Department, later becoming the Equity Department Business Manager. Prior to joining Delaware, he was a management consultant with Coopers & Lybrand, LLP's Financial Advisory Services group and held positions at Sumitomo Bank Ltd. and Bank of America NT & SA in London. He is a CFA level II candidate.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Mr. Ginsberg is an equity analyst with the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting, working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical and portfolio management support responsibilities for the Structured Products team. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. He is a CFA Level III candidate.

The following information is added to the section of the Prospectus entitled "Who manages the Fund(s)" for each Fund listed above:

Lincoln Financial Distributors, Inc. ("LFD") serves as the Fund's sub-distributor pursuant to a contractual arrangement with the Distributor. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisers and other financial intermediaries. The address of LFD is 350 Church Street, Hartford, CT 06103.

The following replaces the first paragraph in the section of the Prospectus entitled "Dividends, distributions and taxes" for Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund:

For Delaware Decatur Equity Income Fund dividends, if any, are paid quarterly. For Delaware Growth and Income Fund dividends, if any, are paid annually. Capital gains for each fund, if any, are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The date of this Supplement is January 1, 2001.